INVENTORIES (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Finished goods	$ 42.6	$ 95.2
Ore stockpiles	30.4	33.6
Mine supplies	126.9	173.3
Current inventories	199.9	302.1
Non-current ore stockpiles	92.4	124.1
Inventories	$ 292.3	$ 426.2